Lines of credit (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Borrowing limit	$ 16,466,700	$ 15,300,000
Principal Borrowed	16,419,775	14,638,684
Accured Interest	6,776,765	5,219,187
Total Outstanding	$ 23,196,540	$ 19,857,871
Chairman And C E O [Member]
Line of Credit Facility [Line Items]
Interest Rate	1.00%	1.00%
Borrowing limit	$ 10,300,000	$ 10,300,000
Principal Borrowed	10,300,000	10,300,000
Accured Interest	5,691,713	4,492,099
Total Outstanding	$ 15,991,713	$ 14,792,099
V P [Member]
Line of Credit Facility [Line Items]
Interest Rate	1.00%	1.00%
Borrowing limit	$ 5,000,000	$ 5,000,000
Principal Borrowed	4,957,256	4,338,684
Accured Interest	1,089,287	727,088
Total Outstanding	$ 6,046,543	$ 5,065,772
K W C [Member]
Line of Credit Facility [Line Items]
Interest Rate	8.00%
Borrowing limit	$ 1,166,700
Principal Borrowed	1,162,519
Accured Interest	(4,235)
Total Outstanding	$ 1,158,284